Segment Reporting Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales and revenues	$ 17,050.5	$ 16,355.2	$ 10,292.9
Investment income	33.1	38.2	21.1
Income before income taxes	1,628.9	1,506.9	660.3
Depreciation and amortization	700.9	673.8	623.2
Expenditures for long-lived assets	1,799.0	1,841.6	883.8
Assets	18,627.8	17,172.7	14,234.1
Truck, Parts and Other
Segment Reporting Information [Line Items]
Net sales and revenues	15,951.7	15,325.9	9,325.1
Income before income taxes	1,288.0	1,232.3	485.7
Depreciation and amortization	325.3	327.8	285.7
Expenditures for long-lived assets	855.9	907.3	378.2
Assets	7,832.3	7,771.3	6,355.9
Truck, Parts and Other | Trucks
Segment Reporting Information [Line Items]
Total sales and revenues	13,797.1	13,359.2	7,408.5
Less intersegment	(665.6)	(728.5)	(365.6)
Income before income taxes	920.4	864.7	187.5
Depreciation and amortization	308.8	311.8	269.7
Expenditures for long-lived assets	816.0	876.9	371.4
Assets	4,530.2	4,043.9	3,156.0
Truck, Parts and Other | Trucks | Revenues From External Customers
Segment Reporting Information [Line Items]
Net sales and revenues	13,131.5	12,630.7	7,042.9
Truck, Parts and Other | Parts
Segment Reporting Information [Line Items]
Total sales and revenues	2,712.1	2,617.1	2,225.3
Less intersegment	(44.6)	(40.1)	(30.9)
Income before income taxes	374.6	394.1	313.5
Depreciation and amortization	5.9	6.8	7.0
Expenditures for long-lived assets	17.1	2.2	2.5
Assets	707.8	641.4	586.2
Truck, Parts and Other | Parts | Revenues From External Customers
Segment Reporting Information [Line Items]
Net sales and revenues	2,667.5	2,577.0	2,194.4
Truck, Parts and Other | Other Current Assets and Other Long-Term Assets
Segment Reporting Information [Line Items]
Assets	198.4	185.3	181.2
Truck, Parts and Other | Cash, Cash Equivalents and Marketable Securities
Segment Reporting Information [Line Items]
Assets	2,395.9	2,900.7	2,432.5
Truck, Parts and Other | Other products
Segment Reporting Information [Line Items]
Net sales and revenues	152.7	118.2	87.8
Income before income taxes	(7.0)	(26.5)	(15.3)
Depreciation and amortization	10.6	9.2	9.0
Expenditures for long-lived assets	22.8	28.2	4.3
Financial Services
Segment Reporting Information [Line Items]
Net sales and revenues	1,098.8	1,029.3	967.8
Income before income taxes	307.8	236.4	153.5
Depreciation and amortization	375.6	346.0	337.5
Expenditures for long-lived assets	943.1	934.3	505.6
Assets	$ 10,795.5	$ 9,401.4	$ 7,878.2